EMPLOYEE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2025
Employee benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The changes in the fair value of assets, the employee benefit obligation and the funded status were as follows:

As at	March 31 2025	March 31 2024
Accrued benefit obligations:
Opening balance	$28,382	$29,162
Interest cost	986	1,015
Service cost	921	610
Assumption changes	133	561
Transfers and benefits paid	(2,156)	(2,590)
Exchange and other adjustments	1,394	(376)
Accrued benefit obligations, ending balance	$29,660	$28,382

Plan assets:
Opening balance	$3,797	$3,676
Interest income included in net interest expense	(28)	125
Exchange and other adjustments	86	(4)
Plan assets, ending balance	$3,855	$3,797
Employee benefits liability	$25,805	$24,585
Amounts recognized in other comprehensive income (before tax) were as follows:

As at	March 31 2025	March 31 2024
Total actuarial losses recognized in OCI	$(133)	$(561)

The significant weighted average annual actuarial assumptions used in measuring the accrued benefit obligation were as follows:

As at	March 31 2025	March 31 2024
Discount rate	3.7%	3.8%
Rate of compensation increase	0.7%	0.6%

Disclosure of sensitivity analysis for actuarial assumptions
As at March 31, 2025, the following quantitative analysis shows changes to the significant actuarial assumptions and the corresponding impact on the accrued benefit obligations:

	Discount rate		Life expectancy
	1% increase	1% decrease	Increase by 1 year	Decrease by 1 year
Accrued benefit obligations	$(2,575)	$2,668	$639	$(645)
The weighted average allocations of plan assets were:

As at	March 31 2025	March 31 2024
Other	100.0%	100.0%

Disclosure of defined benefit plans
The net employee benefits expense included the following components:

Years ended	March 31 2025	March 31 2024
Defined benefit plans
Service cost	$921	$610
Interest cost	986	1,015
	1,907	1,625
Defined contribution plans	11,471	9,871
Net employee benefits expense	$13,378	$11,496